U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:    WisdomTree Trust
                                245 Park Avenue, 35th Floor
                                New York, NY 10167



2.  Name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of
    the issuer, check the box but do not list series or classes):  [   ]

WisdomTree Total Dividend Fund,
WisdomTree Equity Income Fund,
WisdomTree Dividend ex-Financials Fund,
WisdomTree LargeCap Dividend Fund,
WisdomTree MidCap Dividend Fund,
WisdomTree SmallCap Dividend Fund,
WisdomTree U.S. SmallCap Dividend Growth Fund,
WisdomTree U.S. Dividend Growth Fund,
WisdomTree Total Earnings Fund,
WisdomTree Earnings 500 Fund,
WisdomTree MidCap Earnings Fund,
WisdomTree SmallCap Earnings Fund,
WisdomTree LargeCap Value Fund,
WisdomTree India Earnings Fund,
WisdomTree DEFA Fund,
WisdomTree DEFA Equity Income Fund,
WisdomTree Global Equity Income Fund,
WisdomTree Europe SmallCap Dividend Fund,
WisdomTree Japan Hedged Equity Fund,
WisdomTree Global ex-U.S. Dividend Growth Fund,
WisdomTree Japan SmallCap Dividend Fund,
WisdomTree Asia Pacific ex-Japan Fund,
WisdomTree Australia Dividend Fund,
WisdomTree International LargeCap Dividend Fund,
WisdomTree International Dividend ex-Financials Fund,
WisdomTree International MidCap Dividend Fund,
WisdomTree International SmallCap Dividend Fund,
WisdomTree Emerging Markets Equity Income Fund,
WisdomTree Emerging Markets SmallCap Dividend Fund,
WisdomTree Middle East Dividend Fund,
WisdomTree Europe Hedged Equity Fund,
WisdomTree Commodity Country Equity Fund,
WisdomTree Global Natural Resources Fund,
WisdomTree Global ex-U.S. Utilities Fund,
WisdomTree Global ex-U.S. Real Estate Fund,
WisdomTree China Dividend ex-Financials Fund,
WisdomTree United Kingdom Hedged Equity Fund,
WisdomTree Japan Hedged SmallCap Equity Fund,
WisdomTree Emerging Markets Dividend Growth Fund,
WisdomTree Emerging Markets Consumer Growth Fund,
WisdomTree Germany Hedged Equity Fund,
WisdomTree Korea Hedged Equity Fund

3.  Investment Company Act File Number: 811-21864

    Securities Act File Number: 333-132380

4.  (a)  Last day of fiscal year for which this Form is filed:
                                             March 31, 2014

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):      $ 16,497,512,127

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 7,767,422,685

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 0

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             $   7,767,422,685

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $ 8,730,089,442

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (0)

    (vii) Multiplier for determining registration fee:    x .0001288

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 1,124,435.52

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                       $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                       $   1,124,435.52

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 19, 2014

    CIK Number designated to receive payment: CIK:0001350487

    Method of Delivery:

    [X]   Wire Transfer #B1Q8152C005101
    [  ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Jonathan Steinberg
Name:   Jonathan Steinberg
Title:  President

By:     /s/David Castano
Name:   David Castano
Title:  Treasurer

Date:   June 20, 2014